Income taxes - Maturity Of Deferred Tax Losses and Credits (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized	€ 309
Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1,802	€ 1,803	€ 1,809
Tax credits expiring:	101	145	169
Deductible temporary differences	79	53	65
Total	1,982	2,001	2,043
Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	331	310	280
Tax credits expiring:	101	145	169
Deductible temporary differences	20	11	14
Total	452	466	463
Within 10 years | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	0	0	7
Tax credits expiring:	58	100	122
Within 10 years | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	0	0	2
Tax credits expiring:	58	100	122
Beyond 10 years | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	3	0	0
Tax credits expiring:	43	45	47
Beyond 10 years | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1	0	0
Tax credits expiring:	43	45	47
No time limit | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1,799	1,803	1,802
Tax credits expiring:	0	0	0
Deductible temporary differences	79	53	65
No time limit | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	330	310	278
Tax credits expiring:	0	0	0
Deductible temporary differences	€ 20	€ 11	€ 14